Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2021:

At December 31, 2021 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Term deposits	8,829	—	—
Total assets	8,829	—	—
Total liabilities	—	—	—

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2020:

At December 31, 2020 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Foreign currency forwards(1)	—	1,791	—
Total assets	—	1,791	—
Total liabilities	—	—	—

(1)	The valuation of the instrument is estimated based on observable market parameters. The instrument is not directly listed on a market.